Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Income tax examination description			The Company is subject to income tax examinations by the U.S. federal and state tax authorities. There were no ongoing income tax examinations as of June 30, 2023.
Current state taxes					$ 5,000.000	$ 7,000.000
Federal statutory rate	21.00%	21.00%	21.00%	21.00%
Ongoing income tax examinations	$ 0		$ 0
Income tax examination, year under examination			2011
Deferred tax assets, operating loss carryforwards, domestic					41,600,000
Deferred tax assets, operating loss carryforwards, foreign					16,300,000
Deferred tax assets, valuation allowance					61,000,000	52,300,000
Valuation allowance, deferred tax asset, increase (decrease), amount					$ 8,700,000
Percentage change in ownership permissible					50.00%
Amount of unrecognized tax benefits					$ 0	0
Income tax expense benefit					$ 0	$ 0
Effective income tax rate percentage					0.00%	0.00%
Southern Airways Corporation
Income Tax Examination [Line Items]
Current state taxes					$ 10,000	$ 440,000
Federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Deferred tax assets, valuation allowance					$ 3,300,000
Valuation allowance, deferred tax asset, increase (decrease), amount					1,400,000
Amount of unrecognized tax benefits					$ 400,000	$ 400,000
Percentage change in shareholding permissible with no restrictions					50.00%
Term over which change in ownership is monitored					3 years
Unrecognized tax benefits that could impact effective tax rate					$ 400
Income tax expense benefit	$ 2,000	$ (1,000)	$ 7,000	$ (6,000)	$ (409,000)	$ 440,000
Effective income tax rate percentage	0.00%	0.00%	0.00%	0.00%	7.40%	4.00%
Southern Airways Corporation | Domestic Tax Authority
Income Tax Examination [Line Items]
Open tax year			2013	2013	2013	2013
Southern Airways Corporation | Domestic Tax Authority | Year Two Thousand And Thirty Five
Income Tax Examination [Line Items]
Operating loss carry forwards					$ 3,900,000	$ 2,300,000
Southern Airways Corporation | State and Local Jurisdiction
Income Tax Examination [Line Items]
Open tax year			2016	2016	2016	2016
Southern Airways Corporation | State and Local Jurisdiction | Year Two Thousand And Thirty Five
Income Tax Examination [Line Items]
Operating loss carry forwards					$ 800,000	$ 400,000